Statement of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues and other income
Sales of goods	$ 76,568		$ 71,873		$ 72,991
Sales of services	30,190		28,669		27,158
Other income (Note 17)	778		3,108		2,563
GECC earnings from continuing operations	0		0		0
GECC revenues from services (Note 18)	38,084		38,480		40,318
Total revenues and other income	145,620		142,130		143,030
Costs and expenses (Note 19)
Cost of goods sold	61,257		57,867		56,785
Cost of services sold	20,054		19,274		17,525
Interest and other financial charges	8,403		8,839		10,523
Investment contracts, insurance losses and insurance annuity benefits	2,548		2,676		2,857
Provision for losses on financing receivables (Note 6)	4,079		4,790		3,760
Other costs and expenses	32,829		33,787		34,445
Total costs and expenses	129,170		127,233		125,895
Earnings from continuing operations before income taxes	16,450		14,897		17,135
Benefit (provision) for income taxes (Note 14)	(1,996)		(1,147)		(3,096)
Earnings from continuing operations	14,454		13,750		14,039
Earnings (loss) from discontinued operations, net of taxes (Note 2)	891		(395)		(175)
Net earnings	15,345		13,355		13,864
Less net earnings (loss) attributable to noncontrolling interests	112		298		223
Net earnings attributable to the Company	15,233		13,057		13,641
Preferred stock dividends declared	0		0		0
Net earnings attributable to GE common shareowners	15,233		13,057		13,641
Amounts attributable to GE common shareowners
Earnings from continuing operations	14,454		13,750		14,039
Less net earnings (loss) attributable to noncontrolling interests	112		298		223
Earnings from continuing operations attributable to the Company	14,342		13,452		13,816
GECC preferred stock dividends declared	0		0		0
Earnings from continuing operations attributable to GE common shareowners	14,342		13,452		13,816
Earnings (loss) from discontinued operations, net of taxes	891		(395)		(175)
Net earnings attributable to GE common shareowners	15,233		13,057		13,641
Earnings from continuing operations
Diluted earnings per share	$ 1.41		$ 1.3		$ 1.31
Basic earnings per share	$ 1.43		$ 1.31		$ 1.31
Net earnings
Diluted earnings per share	$ 1.5		$ 1.27		$ 1.29
Basic earnings per share	$ 1.51		$ 1.28		$ 1.29
Dividends declared per common share	$ 0.89		$ 0.79		$ 0.7
GE
Revenues and other income
Sales of goods	76,714	[1]	71,951	[1]	73,304	[1]
Sales of services	30,594	[1]	29,063	[1]	27,571	[1]
Other income (Note 17)	707	[1]	2,886	[1]	2,657	[1]
GECC earnings from continuing operations	6,338	[1]	6,533	[1]	6,537	[1]
GECC revenues from services (Note 18)	0	[1]	0	[1]	0	[1]
Total revenues and other income	114,353	[1]	110,433	[1]	110,069	[1]
Costs and expenses (Note 19)
Cost of goods sold	61,420	[1]	57,962	[1]	57,118	[1]
Cost of services sold	20,457	[1]	19,668	[1]	17,938	[1]
Interest and other financial charges	1,579	[1]	1,333	[1]	1,353	[1]
Investment contracts, insurance losses and insurance annuity benefits	0	[1]	0	[1]	0	[1]
Provision for losses on financing receivables (Note 6)	0	[1]	0	[1]	0	[1]
Other costs and expenses	14,971	[1]	16,105	[1]	17,671	[1]
Total costs and expenses	98,427	[1]	95,068	[1]	94,080	[1]
Earnings from continuing operations before income taxes	15,926	[1]	15,365	[1]	15,989	[1]
Benefit (provision) for income taxes (Note 14)	(1,634)	[1]	(1,668)	[1]	(2,013)	[1]
Earnings from continuing operations	14,292	[1]	13,697	[1]	13,976	[1]
Earnings (loss) from discontinued operations, net of taxes (Note 2)	891	[1]	(395)	[1]	(175)	[1]
Net earnings	15,183	[1]	13,302	[1]	13,801	[1]
Less net earnings (loss) attributable to noncontrolling interests	(50)	[1]	245	[1]	160	[1]
Net earnings attributable to the Company	15,233	[1]	13,057	[1]	13,641	[1]
Preferred stock dividends declared	0	[1]	0	[1]	0	[1]
Net earnings attributable to GE common shareowners	15,233	[1]	13,057	[1]	13,641	[1]
Amounts attributable to GE common shareowners
Earnings from continuing operations	14,292	[1]	13,697	[1]	13,976	[1]
Less net earnings (loss) attributable to noncontrolling interests	(50)	[1]	245	[1]	160	[1]
Earnings from continuing operations attributable to the Company	14,342	[1]	13,452	[1]	13,816	[1]
GECC preferred stock dividends declared	0	[1]	0	[1]	0	[1]
Earnings from continuing operations attributable to GE common shareowners	14,342	[1]	13,452	[1]	13,816	[1]
Earnings (loss) from discontinued operations, net of taxes	891	[1]	(395)	[1]	(175)	[1]
Net earnings attributable to GE common shareowners	15,233	[1]	13,057	[1]	13,641	[1]
GECC
Revenues and other income
Sales of goods	121	[1]	126	[1]	119	[1]
Sales of services	0	[1]	0	[1]	0	[1]
Other income (Note 17)	0	[1]	0	[1]	0	[1]
GECC earnings from continuing operations	0	[1]	0	[1]	0	[1]
GECC revenues from services (Note 18)	39,635	[1]	40,026	[1]	41,591	[1]
Total revenues and other income	39,756	[1]	40,152	[1]	41,710	[1]
Costs and expenses (Note 19)
Cost of goods sold	104	[1]	108	[1]	99	[1]
Cost of services sold	0	[1]	0	[1]	0	[1]
Interest and other financial charges	7,318	[1]	7,990	[1]	9,712	[1]
Investment contracts, insurance losses and insurance annuity benefits	2,678	[1]	2,779	[1]	2,984	[1]
Provision for losses on financing receivables (Note 6)	4,079	[1]	4,790	[1]	3,760	[1]
Other costs and expenses	18,715	[1]	18,420	[1]	17,472	[1]
Total costs and expenses	32,894	[1]	34,087	[1]	34,027	[1]
Earnings from continuing operations before income taxes	6,862	[1]	6,065	[1]	7,683	[1]
Benefit (provision) for income taxes (Note 14)	(362)	[1]	521	[1]	(1,083)	[1]
Earnings from continuing operations	6,500	[1]	6,586	[1]	6,600	[1]
Earnings (loss) from discontinued operations, net of taxes (Note 2)	896	[1]	(329)	[1]	(322)	[1]
Net earnings	7,396	[1]	6,257	[1]	6,278	[1]
Less net earnings (loss) attributable to noncontrolling interests	162	[1]	53	[1]	63	[1]
Net earnings attributable to the Company	7,234	[1]	6,204	[1]	6,215	[1]
Preferred stock dividends declared	(322)	[1]	(298)	[1]	(123)	[1]
Net earnings attributable to GE common shareowners	6,912	[1]	5,906	[1]	6,092	[1]
Amounts attributable to GE common shareowners
Earnings from continuing operations	6,500	[1]	6,586	[1]	6,600	[1]
Less net earnings (loss) attributable to noncontrolling interests	162	[1]	53	[1]	63	[1]
Earnings from continuing operations attributable to the Company	6,338	[1]	6,533	[1]	6,537	[1]
GECC preferred stock dividends declared	(322)	[1]	(298)	[1]	(123)	[1]
Earnings from continuing operations attributable to GE common shareowners	6,016	[1]	6,235	[1]	6,414	[1]
Earnings (loss) from discontinued operations, net of taxes	896	[1]	(329)	[1]	(322)	[1]
Net earnings attributable to GE common shareowners	$ 6,912	[1]	$ 5,906	[1]	$ 6,092	[1]

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.